FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,113		$ 2,113		$ 2,229
Cash equivalents	909		909		641
Financial assets	24,187		24,187		23,525
Financial liabilities	59,619		59,619		59,434
Derivative financial assets	759		759		640
Derivative financial liabilities	(612)		(612)		(469)
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	29		29		29
Derivative financial liabilities	229		229		101
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	505		505		389
Derivative financial liabilities	118		118		122
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	523		523		589	$ 498
Financial assets	658		658		692	$ 297
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,646		5,646		5,585
Derivative financial assets	534		534		418
Derivative financial liabilities	347		347		223
FVOCI | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(81)	$ 332	(154)	$ 233
FVOCI | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	160	$ 14	102	$ 135
Equity investments | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	874		874		1,136
Other financial assets, debt instruments at FVTPL | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 4,238		$ 4,238		$ 4,031